Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses, net	$ 1,689		$ 1,172		$ 2,711		$ 1,898		$ 2,039
Selling and marketing expenses	2,719		228		661		569		453
General and administrative expenses	4,848		13,350		16,567		2,723		2,482
Listing expenses			16,802		16,802
Operating loss	(9,256)		(31,552)		(36,741)		(5,190)		(4,974)
Finance expenses	3,232		2,496		7,891		1,128		101
Finance income	1,602		1,143		1,580		28		237
Gain from remeasurement of investment in associated company					22,164
Share of net loss of associated companies			(104)		(101)		106		(101)
Loss before income tax	(10,886)		(33,009)		(20,989)		(6,184)		(4,939)
Income tax
Loss after income tax for the period attributable to shareholders	(10,886)		(33,009)		(20,989)		(6,184)		(4,939)
Items that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency	(117)		(400)		(224)		(522)		(7)
Items that will or may be reclassified to profit or loss:
Exchange losses arising on translation of foreign operations	209		235		(59)		(238)		(375)
Total other comprehensive loss	92		(165)		(283)		(760)		(382)
Total comprehensive loss	(10,794)		(33,174)		(21,272)		(6,944)		(5,321)
Net loss attributable to:
Equity holders of the Company	(10,693)				(20,914)
Non- controlling interest	$ (193)				$ (75)
Basic loss per share attributable to shareholders	$ (0.005)	[1]	$ (0.001)	[1]	$ (586)	[2]	$ (635)	[2],[3]	$ (556)	[2],[3]
Diluted loss per share attributable to shareholders	$ (0.005)	[1]	$ (0.001)	[1]	$ (586)	[2]	$ (635)	[2],[3]	$ (556)	[2],[3]
Share of net loss of associated companies			$ 104		$ 101		$ (106)		$ 101

[1]	After giving effect to the reverse stock split on July 11, 2024 (see also Note 1.E)
[2]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock splits (see also Notes 14B4 and 24.12)
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse share splits described in Notes 14B(4) and 24.12, the calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.